Inventories (Tables)	12 Months Ended
Mar. 31, 2023
Inventory Disclosure [Abstract]
Summary of Inventories

	March 31,	March 31,
	2023	2022
Raw materials	$5,314,450	$7,920,190
Work in progress	—	1,016,916
Finished goods	7,360,850	7,974,690
Supplies and spare parts	330,774	147,610
	$13,006,074	$17,059,406